Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 11	$ (39)
Changes in retirement plans' funded status, Gross Amount	20	44
Foreign currency translation, Gross Amount	17	(5)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	13	(28)
Other comprehensive income (loss), Gross Amount	61	(28)
Unrealized gain (loss) on cash flow hedges, Income Taxes	1
Changes in retirement plans' funded status, Income Taxes	(7)	(6)
Other comprehensive income (loss), Income Taxes	(6)	(6)
Unrealized gain (loss) on cash flow hedges, Net Amount	12	(39)
Changes in retirement plans’ funded status	13	38
Foreign currency translation, Net Amount	17	(5)
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	13	(28)
Other comprehensive income (loss), net of tax	$ 55	$ (34)